Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Loss Before Income Taxes
Loss before income taxes for the years ended December 31, 2016, 2015, and 2014 consists of the following:
	2016	2015	2014
U.S.	$(149,364)	$(449,998)	$(145,147)
Non-U.S.	86,214	83,306	32,218
Loss before income taxes	$(63,150)	$(366,692)	$(112,929)

Components of (Benefit) Provision for Income Taxes
The following table details the components of the (benefit) provision for income taxes for the years ended December 31, 2016, 2015, and 2014.
	2016	2015	2014
Current:
U.S. federal	$(6,610)	$32	$15,628
U.S. state and local	1,277	1,612	5,103
Non-U.S.	57,832	46,731	41,968
Deferred:
U.S. federal	(61,384)	(31,546)	(20,359)
U.S. state and local	(3,395)	(9,298)	(1,089)
Non-U.S.	(19,580)	(22,235)	(18,255)
(Benefit) provision for income taxes	$(31,860)	$(14,704)	$22,996

Reconciliation of Effective Income Tax Rate
The U.S. federal corporate statutory rate is reconciled to the Company’s effective income tax rate for the years ended December 31, 2016, 2015, and 2014 as follows:
	2016	2015	2014
U.S. federal corporate statutory rate	35.0%	35.0%	35.0%
State and local taxes, less federal tax benefit	4.0	2.3	(2.0)
Foreign income taxes	19.9	1.5	16.2
Sale of subsidiary	(17.1)	—	—
Manufacturing benefit	—	—	1.5
Repatriation expenses	30.7	(2.3)	5.2
Valuation allowance adjustments	(15.9)	(0.5)	(7.5)
Impairment of goodwill and intangible assets	(0.6)	(31.7)	(64.1)
Uncertain tax positions	(7.0)	(0.4)	(0.1)
Other, net	1.5	0.1	(4.6)
Effective income tax rate	50.5%	4.0%	(20.4)%

Components of Deferred Tax Assets and Liabilities
The principal items that gave rise to deferred income tax assets and liabilities as of December 31, 2016 and 2015 are as follows:
	2016	2015
Deferred Tax Assets:
Reserves and accruals	$38,192	$33,416
Postretirement benefits other than pensions	1,075	1,239
Postretirement benefits - pensions	20,885	22,200
Tax loss carryforwards	57,990	27,227
Foreign tax credit carryforwards	11,621	12,076
Other	33,093	32,298
Total deferred tax assets	162,856	128,456
Valuation allowance	(33,582)	(23,780)
Deferred Tax Liabilities:
LIFO inventory	(17,049)	(14,909)
Property, plant, and equipment	(28,617)	(28,968)
Intangibles	(444,263)	(488,562)
Unremitted foreign earnings	(77,277)	(94,592)
Other	(48,324)	(47,165)
Total deferred tax liabilities	(615,530)	(674,196)
Net deferred income tax liability	$(486,256)	$(569,520)

Tax Attributes and Related Valuation Allowance
Tax attributes and related valuation allowances at December 31, 2016 were as follows:
	Tax Benefit	Valuation Allowance	Carryforward Period Ends
Tax Attributes to be Carried Forward
U.S. Federal Net Operating Loss	$33,246	$(3,580)	2035-2036
U.S. Federal Capital Loss	10,855	(10,855)	2021
U.S. Federal Tax Credit	13,951	(11,621)	2023-2036
U.S. State and Local Net Operating Losses	4,904	(196)	2034-2036
U.S. State and Local Tax Credit	304	(66)	2018-2034
Non U.S. Net Operating Losses	1,568	(915)	2017-2036
Non U.S. Net Operating Losses	4,917	(4,045)	Unlimited
Non U.S. Capital Losses	632	(566)	Unlimited
Other Deferred Tax Assets	3,821	(1,738)	Unlimited
Total Tax Carryforwards	$74,198	$(33,582)

Reconciliation of Changes in Valuation Allowance for Deferred Tax Assets
A reconciliation of the changes in the valuation allowance for deferred tax assets for the years ended December 31, 2016, 2015, and 2014 are as follows:
	2016	2015	2014
Valuation allowance for deferred tax assets at beginning of the period	$23,780	$27,464	$20,718
Charged to tax expense	12,513	4,821	8,934
Charged to other accounts	(87)	—
Deductions(1)	(2,624)	(8,505)	(2,188)
Valuation allowance for deferred tax assets at end of the period	$33,582	$23,780	$27,464

(1)	Deductions relate to the realization of net operating losses or the removal of deferred tax assets.

Reconciliation of the Changes in Total Unrecognized Tax Benefits
Below is a tabular reconciliation of the changes in total unrecognized tax benefits during the years ended December 31, 2016, 2015, and 2014:
	2016	2015	2014
Beginning balance	$4,780	$3,991	$4,129
Gross increases for tax positions of prior years	3,121	—	106
Gross decreases for tax positions of prior years	—	(364)	(370)
Gross increases for tax positions of current year	2	1,749	887
Settlements	(363)	(14)	(8)
Lapse of statute of limitations	(703)	(582)	(724)
Changes due to currency fluctuations	—	—	(29)
Ending balance	$6,837	$4,780	$3,991